Changes in Non-Cash Working Capital Items (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in non-cash working capital items [Abstract]
Increase (Decrease) in Accounts Receivable	$ 9,704	$ (8,683)
Increase (Decrease) in Prepaid Expense	3,876	(7,278)
Increase (Decrease) in Accounts Payable, Trade	(8,886)	(24,964)
Increase (Decrease) in Accrued Liabilities	5,049	(18,595)
Increase (Decrease) in Income Taxes Payable	459	(11,635)
Increase (Decrease) in Deferred Revenue	(1,822)	1,357
Effect of foreign currency translation adjustments and other non-cash changes	3,150	1,141
Increase (Decrease) in Other Operating Capital, Net	$ 11,530	$ (68,657)